Income tax expense - Taxation on the Group's loss before income tax (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of tax rates
Loss before income tax	¥ (55,058)	¥ (94,173)	¥ (681,314)
Calculated at a taxation rate of 25%	(13,765)	(23,543)	(170,329)
Expenses not tax deductible	4,121	7,223	42,450
Tax losses not recognized	1,124	5,531	117,454
Difference in overseas tax rates	(364)	(400)	(304)
Over-provision in respect of prior years	(6,252)	(6,878)	(1,069)
Income tax expense/(credit)	¥ (15,136)	¥ (18,067)	¥ (11,798)
Applicable tax rate	25.00%	25.00%	25.00%